Note 4 - Personnel Expenses, Including Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2025
Classes of employee benefits expense [abstract]
Summary of Amounts of Personnel Expenses Excluding Share-based Compensation

The table below presents the amounts of personnel expenses, excluding share-based compensation (in thousands):

	Year Ended December 31,
	2023	2024	2025
Salaries, including bonuses	$(41,890)	$(40,890)	$(44,986)
Social security contributions	(5,825)	(6,519)	(7,239)
Contractors and temporary personnel	(11,796)	(15,568)	(19,296)
Defined contribution pension expense	(3,814)	(4,135)	(4,346)
Other personnel-related expenses	(2,476)	(2,827)	(3,128)
Total personnel expenses excluding share-based compensation	$(65,801)	$(69,940)	$(78,994)

Summary of Amounts of Share-based Compensation Expenses

The table below presents the amounts of share-based compensation expenses (in thousands):

	Year Ended December 31,
	2023	2024	2025
Cost of Opera-granted awards	$(8,488)	$(5,758)	$(27,282)
Cost of parent-granted awards	(6,450)	(2,872)	(2,797)
Total cost of equity awards	(14,938)	(8,631)	(30,079)
Social security contributions for Opera-granted awards	(2,012)	(1,087)	(1,194)
Total share-based compensation expenses	$(16,950)	$(9,718)	$(31,273)

Summary of Movements in Number of RSUs and Options

The following table shows the movements in the number of RSUs and options:

	Opera: RSUs		Opera: Options		Kunlun: RSUs
	Number of RSUs	Weighted Average Grant Date Fair Value	Number of Options	Weighted Average Grant Date Fair Value	Number of RSUs	Weighted Average Grant Date Fair Value
Outstanding as of January 1, 2024	1,918,473	$8.67	40,000	$5.62	6,292,500	$1.86
Regular awards granted	390,000	$12.58	—	$—	1,610,824	$3.22
Dividend adjustment awards granted	89,946	$—	—	$—	—	$—
Forfeited	(19,295)	$8.84	—	$—	—	$—
Exercised	(961,870)	$8.16	—	$—	(2,199,000)	$1.72
Outstanding as of December 31, 2024	1,417,254	$9.54	40,000	$5.62	5,704,324	$2.23
Regular awards granted	1,944,950	$19.51	—	$—	4,152,421	$1.96
Dividend adjustment awards granted	112,262	$—	—	$—	—	$—
Forfeited	(118,959)	$18.26	—	$—	(1,672,740)	$2.03
Exercised	(1,167,902)	$10.49	—	$—	(1,241,575)	$2.13
Outstanding as of December 31, 2025	2,187,605	$16.94	40,000	$5.62	6,942,430	$2.22

Summary of Weighted Average Values for Inputs Used in Valuation Techniques	Set forth in the table below are the weighted average values for inputs used in the valuation techniques:

	Opera		Kunlun
	2024 RSU Grants	2025 RSU Grants	2024 RSU Grants	2025 RSU Grants
Fair value of underlying share at grant date	$12.61	$19.55	$5.78	$4.43
Expected volatility	63.0%	59.3%	23.5%	34.5%
Risk-free rate	4.3%	4.2%	2.1%	2.1%
Duration of initial simulation period (years to longstop date)	2.39	1.50	N/A	N/A
Duration of second simulation period with postponed exercise (years)	3.00	3.00	N/A	N/A
Exercise price	$—	$—	$2.69	$2.69

Schedule of Compensation to Key Management Personnel (Details)

The table below presents the amounts of expensed compensation to the directors and executive officers of the Company, including the grant-date fair value of vested equity awards (in thousands):

	Year Ended December 31,
	2023	2024	2025
Short-term employee benefits	$(2,495)	$(2,064)	$(3,871)
Post-employment and medical benefits	(72)	(116)	—
Share-based compensation	(1,693)	(3,571)	(3,835)
Total compensation to key management personnel	$(4,260)	$(5,751)	$(7,706)

Summary of Research and Development Personnel Costs

The following table presents the amounts of compensation to employees engaged in research and development activities (in thousands):

	Year Ended December 31,
	2023	2024	2025
R&D personnel costs expensed	$(41,511)	$(46,673)	$(49,335)
Capitalized development costs (Note 10)	(4,587)	(7,705)	(10,173)
Total R&D personnel costs	$(46,098)	$(54,378)	$(59,508)